UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 96.1%
Auto Components - 2.4%
88,287	Drew Industries, Inc.	$3,471,445
117,334	Gentherm, Inc. *	2,178,892
		5,650,337
Biotechnology - 2.1%
100,970	Cepheid *	3,475,387
93,204	Exact Sciences Corp. *	1,296,468
		4,771,855
Building Products - 0.9%
100,145	Ply Gem Holdings, Inc. *	2,008,909
Capital Markets - 1.6%
23,195	Affiliated Managers Group, Inc. *	3,802,588
Chemicals - 2.2%
91,558	Olin Corp.	2,190,067
138,125	Tronox Ltd	2,783,219
		4,973,286
Commercial Services & Supplies - 1.3%
37,199	Mobile Mini, Inc. *	1,233,147
60,805	US Ecology, Inc.	1,668,489
		2,901,636
Communications Equipment - 1.4%
238,710	Procera Networks, Inc. *	3,277,488
Construction & Engineering - 5.7%
144,858	EMCOR Group, Inc.	5,888,478
69,671	MasTec, Inc. *	2,292,176
147,808	Orion Marine Group, Inc. *	1,786,999
163,319	Primoris Services Corp.	3,220,650
		13,188,303
Distributors - 2.5%
110,220	LKQ Corp. *	2,838,165
55,858	Pool Corp.	2,927,518
		5,765,683
Diversified Telecommunication Services - 1.0%
291,097	8x8, Inc. *	2,398,639
Energy Equipment & Services - 6.1%
11,336	Core Laboratories NV	1,719,218
25,494	Dril-Quip, Inc. *	2,301,853
49,214	Geospace Technologies Corp. *	3,399,703
85,238	Hornbeck Offshore Services, Inc. *	4,560,233
213,261	Pacific Drilling S.A. *	2,085,693
		14,066,700
Food & Staples Retailing - 3.7%
40,857	Casey's General Stores, Inc.	2,457,957
123,165	The Fresh Market, Inc. *	6,123,764
		8,581,721
Health Care Equipment & Supplies - 4.3%
36,761	Abaxis, Inc.	1,746,515
101,501	Alere, Inc. *	2,486,774
34,260	Cyberonics, Inc. *	1,780,150
166,843	Endologix, Inc. *	2,215,675
68,255	Wright Medical Group, Inc. *	1,788,964
		10,018,078
Health Care Providers & Services - 12.0%
60,503	Air Methods Corp.	2,049,842
83,663	Brookdale Senior Living, Inc. *	2,212,050
77,163	Catamaran Corp. *	3,759,381
130,373	Emeritus Corp. *	3,022,046
155,478	ExamWorks Group, Inc. *	3,300,798
130,917	Healthways, Inc. *	2,275,337
52,273	MEDNAX, Inc. *	4,787,161
32,431	MWI Veterinary Supply, Inc. *	3,996,796
56,965	Team Health Holdings, Inc. *	2,339,553
		27,742,964
Hotels, Restaurants & Leisure - 1.6%
46,527	BJ's Restaurants, Inc. *	1,726,152
59,772	Fiesta Restaurant Group, Inc. *	2,055,559
		3,781,711

Insurance - 2.1%
149,028	Amerisafe, Inc.	4,827,017
Internet Software & Services - 6.7%
92,761	Cornerstone OnDemand, Inc. *	4,015,624
85,437	Dealertrack Technologies, Inc. *	3,027,033
128,542	Demandware, Inc. *	5,451,466
27,131	Envestnet, Inc. *	667,423
86,756	Textura Corp. *	2,256,523
		15,418,069
IT Services - 3.9%
77,704	Cardtronics, Inc. *	2,144,630
116,760	Computer Task Group, Inc.	2,681,977
49,533	MAXIMUS, Inc.	3,689,218
18,385	Virtusa Corp. *	407,412
		8,923,237
Life Science Tools & Services - 1.7%
113,831	Icon Plc. *	4,033,032
Machinery - 2.8%
44,738	The ExOne Company *	2,761,230
14,536	Middleby Corp. *	2,472,428
32,349	Woodward, Inc.	1,293,960
		6,527,618
Oil, Gas & Consumable Fuels - 2.4%
68,940	Berry Petroleum Co.	2,917,541
219,590	Solazyme, Inc. *	2,573,595
		5,491,136
Personal Products - 1.0%
53,441	Elizabeth Arden, Inc. *	2,408,586
Pharmaceuticals - 3.5%
153,123	Pacira Pharmaceuticals, Inc. *	4,440,567
123,688	ViroPharma, Inc. *	3,543,661
		7,984,228
Professional Services - 0.1%
3,963	On Assignment, Inc. *	105,891
Road & Rail - 3.2%
41,280	Genesee & Wyoming, Inc. *	3,502,195
132,820	Knight Transportation, Inc.	2,234,033
62,342	Roadrunner Transportation Systems, Inc. *	1,735,601
		7,471,829
Semiconductors & Semiconductor Equipment - 6.9%
87,907	CEVA, Inc. *	1,701,880
152,169	Diodes, Inc. *	3,951,829
26,093	Hittite Microwave Corp. *	1,513,394
49,943	Semtech Corp. *	1,749,503
291,055	Skyworks Solutions, Inc. *	6,371,194
104,883	TriQuint Semiconductor, Inc. *	726,839
		16,014,639
Software - 6.4%
22,944	ANSYS, Inc. *	1,677,206
66,056	Imperva, Inc. *	2,975,162
62,600	NICE Systems, Ltd. - ADR	2,309,314
32,098	Qlik Technologies, Inc. *	907,411
131,529	Rally Software Development Corp. *	3,264,550
76,614	Splunk, Inc. *	3,551,825
		14,685,468

Specialty Retail - 2.4%
67,236		Dick's Sporting Goods, Inc.	3,365,834
27,641		Group 1 Automotive, Inc.	1,778,146
8,646		Lithia Motors, Inc.	460,918
			5,604,898
Textiles, Apparel & Luxury Goods - 1.9%
43,594		Oxford Industries, Inc.	2,720,266
37,006		Steven Madden Ltd. *	1,790,350
			4,510,616
Trading Companies & Distributors - 1.0%
112,577		H&E Equipment Services, Inc.	2,371,997
Wireless Telecommunication Services - 1.3%
41,234		SBA Communications Corp. - Class A *	3,056,264
TOTAL COMMON STOCKS
(Cost $165,652,654)			222,364,423
REAL ESTATE INVESTMENT TRUST - 1.1%
101,590		LaSalle Hotel Properties	2,509,273
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,694,956)			2,509,273
SHORT-TERM INVESTMENT - 2.6%
Money Market Fund - 2.6%
6,031,324		SEI Daily Income Trust Government Fund - Class B,	6,031,324
		0.020%(1)
TOTAL SHORT-TERM INVESTMENT
(Cost $6,031,324)			6,031,324
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $174,378,934)			230,905,020
Other Assets in Excess of Liabilities - 0.2%			421,560
TOTAL NET ASSETS - 100.0%			$231,326,580

	*	Non-income producing security.
	ADR	American Depositary Receipt
	(1)	Seven-day yield as of June 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

		Cost of investments	$176,114,220
		Gross unrealized appreciation	58,580,659
		Gross unrealized depreciation	(3,789,859)
		Net unrealized appreciation	$54,790,800

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM SMALL CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$222,364,423	$-	$-	$222,364,423
Real Estate Investment Trust	2,509,273	-	-	2,509,273
Short-Term Investment	6,031,324	-	-	6,031,324
Total Investments	$230,905,020	$-	$-	$230,905,020

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.4%
12,937	BE Aerospace, Inc. *	$816,066
4,102	TransDigm Group, Inc.	643,071
		1,459,137
Air Freight & Logistics - 0.9%
13,737	Expeditors International of Washington, Inc.	522,143
Auto Components - 1.2%
17,567	Drew Industries, Inc.	690,734
Biotechnology - 1.9%
22,628	Cepheid *	778,856
24,557	Exact Sciences Corp. *	341,588
		1,120,444
Building Products - 0.7%
21,657	Ply Gem Holdings, Inc. *	434,439
Capital Markets - 2.1%
7,672	Affiliated Managers Group, Inc. *	1,257,748
Chemicals - 2.6%
5,825	Cytec Industries, Inc.	426,681
24,809	Olin Corp.	593,431
27,902	Tronox Ltd	562,226
		1,582,338
Commercial Services & Supplies - 3.7%
8,340	Mobile Mini, Inc. *	276,471
29,454	Rollins, Inc.	762,859
6,099	Stericycle, Inc. *	673,513
12,104	Waste Connections, Inc.	497,958
		2,210,801
Communications Equipment - 1.5%
4,079	F5 Networks, Inc. *	280,635
44,032	Procera Networks, Inc. *	604,559
		885,194
Construction & Engineering - 4.3%
23,814	EMCOR Group, Inc.	968,039
16,554	Jacobs Energy Group, Inc. *	912,622
26,375	Quanta Services, Inc. *	697,883
		2,578,544
Containers & Packaging - 0.7%
11,028	Crown Holdings, Inc. *	453,582
Distributors - 2.6%
30,750	LKQ Corp. *	791,813
14,483	Pool Corp.	759,054
		1,550,867
Electrical Equipment - 2.2%
13,884	AMTEK, Inc.	587,293
20,659	Sensata Technologies Holding NV - Class A *	720,999
		1,308,292

Electronic Equipment, Instruments & Components - 1.1%
8,418	Amphenol Corp. - Class A	656,099
Energy Equipment & Services - 6.3%
2,971	Core Laboratories NV	450,582
4,667	Dril-Quip, Inc. *	421,383
13,011	Geospace Technologies Corp. *	898,800
18,988	Hornbeck Offshore Services, Inc. *	1,015,858
8,506	Oceaneering International, Inc.	614,133
42,445	Pacific Drilling S.A. *	415,112
		3,815,868
Food & Staples Retailing - 3.1%
7,485	Casey's General Stores, Inc.	450,298
28,548	The Fresh Market, Inc. *	1,419,406
		1,869,704
Food Products - 1.0%
6,110	The J. M. Smucker Co.	630,246
Health Care Equipment & Supplies - 3.2%
26,645	Alere, Inc. *	652,802
9,399	Cyberonics, Inc. *	488,372
12,201	Sirona Dental Systems, Inc. *	803,802
		1,944,976
Health Care Providers & Services - 9.3%
15,997	Air Methods Corp.	541,978
22,085	Brookdale Senior Living, Inc. *	583,927
20,768	Catamaran Corp. *	1,011,817
33,103	Emeritus Corp. *	767,328
8,726	Henry Schein, Inc. *	835,515
13,668	MEDNAX, Inc. *	1,251,715
14,894	Team Health Holdings, Inc. *	611,697
		5,603,977
Hotels, Restaurants & Leisure - 1.7%
12,650	BJ's Restaurants, Inc. *	469,315
15,657	Fiesta Restaurant Group, Inc. *	538,444
		1,007,759
Internet Software & Services - 5.5%
25,095	Cornerstone OnDemand, Inc. *	1,086,363
22,338	Dealertrack Technologies, Inc. *	791,435
34,181	Demandware, Inc. *	1,449,616
		3,327,414
IT Services - 1.0%
21,789	Cardtronics, Inc. *	601,376
Life Science Tools & Services - 1.8%
30,076	Icon Plc. *	1,065,593
Machinery - 2.5%
4,077	Middleby Corp. *	693,457
8,650	Westinghouse Air Brake Technologies Corp.	462,169
9,009	Woodward, Inc.	360,360
		1,515,986
Oil, Gas & Consumable Fuels - 1.3%
18,433	Berry Petroleum Co.	780,085
Personal Products - 1.1%
14,474	Elizabeth Arden, Inc. *	652,343

Pharmaceuticals - 5.1%
24,024	Forest Laboratories, Inc. *	984,984
22,304	Pacira Pharmaceuticals, Inc. *	646,816
6,543	Perrigo Co.	791,703
23,620	ViroPharma, Inc. *	676,713
		3,100,216
Professional Services - 0.1%
1,039	On Assignment, Inc. *	27,762
Real Estate Management & Development - 1.3%
8,534	Jones Lang Lasalle, Inc.	777,789
Road & Rail - 2.0%
11,073	Genesee & Wyoming, Inc. *	939,433
17,292	Knight Transportation, Inc.	290,852
		1,230,285
Semiconductors & Semiconductor Equipment - 7.4%
23,185	CEVA, Inc. *	448,862
6,882	Hittite Microwave Corp. *	399,156
11,049	KLA-Tencor Corp.	615,761
19,552	Lam Research Corp. *	866,936
13,064	Semtech Corp. *	457,632
77,095	Skyworks Solutions, Inc. *	1,687,609
		4,475,956
Software - 7.4%
60,973	Activision Blizzard, Inc.	869,475
6,145	ANSYS, Inc. *	449,200
27,011	Fortinet, Inc. *	472,693
16,794	NICE Systems Ltd.- ADR	619,531
8,610	Qlik Technologies, Inc. *	243,405
20,343	Splunk, Inc. *	943,101
13,694	Workday, Inc. *	877,648
		4,475,053
Specialty Retail - 3.4%
17,991	Dick's Sporting Goods, Inc.	900,629
7,262	Group 1 Automotive, Inc.	467,165
2,246	Lithia Motors, Inc.	119,734
6,145	Ulta Salon Cosmetics & Fragrance, Inc. *	615,483
		2,103,011
Textiles, Apparel & Luxury Goods - 4.0%
9,484	Lululemon Athletica, Inc. *	621,392
11,274	Oxford Industries, Inc.	703,497
10,062	Steven Madden Ltd. *	486,799
9,860	Under Armour, Inc. *	588,741
		2,400,429
Wireless Telecommunication Services - 1.3%
10,497	SBA Communications Corp. - Class A *	778,038
TOTAL COMMON STOCKS
(Cost $45,256,012)		58,894,228

REAL ESTATE INVESTMENT TRUST - 1.1%
27,029		LaSalle Hotel Properties	667,616
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $660,240)			667,616
SHORT-TERM INVESTMENT - 0.3%
Money Market Fund - 0.3%
188,075		SEI Daily Income Trust Government Fund - Class B,	188,075
		0.020%(1)
TOTAL SHORT-TERM INVESTMENT
(Cost $188,075)			188,075
TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost $46,104,327)			59,749,919
Other Assets in Excess of Liabilities - 0.9%			521,172
TOTAL NET ASSETS - 100.0%			$60,271,091

	*	Non-income producing security.
	ADR	American Depositary Receipt
	(1)	Seven-day yield as of June 30, 2013.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

		Cost of investments	$47,282,169
		Gross unrealized appreciation	14,331,644
		Gross unrealized depreciation	(1,863,894)
		Net unrealized appreciation	$12,467,750

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM SMALL - MID CAP GROWTH FUND
Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$58,894,228	$-	$-	$58,894,228
Real Estate Investment Trust	667,616	-	-	667,616
Short-Term Investment	188,075	-	-	188,075
Total Investments	$59,749,919	$-	$-	$59,749,919

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*               /s/ Elaine E. Richards
Elaine E. Richards, President

Date            August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Elaine E. Richards
Elaine E. Richards, President

Date            August 23, 2013

By (Signature and Title)*                 /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date            August 23, 2013
* Print the name and title of each signing officer under his or her signature.